LONG-TERM PAYABLES	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Sale Leaseback Transaction Disclosure
23. LONG-TERM PAYABLES

Zhejiang Jinko Finance Leasing Co., Ltd. (“Zhejiang leasing”) was a wholly owned subsidiary of the Company. On November 7, 2016, the Company disposed Zhejiang Leasing with the consideration of RMB183 million (USD26.4 million). The transaction was closed on November 30, 2016. Loss of disposal amounted to RMB15.2 million (USD2.2 million) was recognized. Considerations associated with the transaction have not been collected as of December 31, 2016.

During the year ended December 31, 2015 and 2016, the Company sold certain module equipment (“leased assets”) to Zhejiang Leasing (the “purchaser-lessor”) and simultaneously entered into one or three-year contracts to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contracts, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The accounting was eliminated as intercompany transaction in the consolidated financial statements of the Company in previous periods. Upon the disposition of Zhejiang leasing, the lease is classified as capital lease. In connection with these sale-leaseback transactions, the Company immediately recognized a loss of RMB 13,719,493 in the year ended December 31,2016.

	As of December 31,
	2015	2016
	RMB	RMB

Carrying amount of the equipment sold	-	173,699,493
Cash consideration	-	159,980,000
Loss recognized	-	13,719,493

As of December 31, 2015 and 2016, the net value of the leased assets are:

	As of December 31,
	2015	2016
	RMB	RMB

Equipment	-	159,980,000
Less: accumulated depreciation	-	(11,440,625)
Net Value	-	148,539,375

As of December 31, 2016, future minimum payments required under non-cancellable capital and financing lease are:

Year ending December 31,	RMB
Year ended December 31,
2017	61,379,772
2018	39,341,865
2019	5,033,868
Total minimum lease payments	105,755,505
Less: Amount representing interest	(2,186,207)
Present value of net minimum lease payments	103,569,298
Current portion	59,553,667
Non-current portion	44,015,631